Praxis Impact Large Cap Value ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communications - 4.5%
Alphabet, Inc. - Class A	355	$102,084
Alphabet, Inc. - Class C	107	30,694
AT&T, Inc.	19,503	565,392
Booking Holdings, Inc.	13	54,734
Charter Communications, Inc. - Class A (a)	177	38,211
Comcast Corp. - Class A	13,338	382,934
DoorDash, Inc. - Class A (a)	364	54,655
Electronic Arts, Inc.	644	131,292
Fox Corp. - Class B	1,058	56,180
Meta Platforms, Inc. - Class A	89	50,919
Netflix, Inc. (a)	558	53,652
T-Mobile US, Inc.	552	115,936
Verizon Communications, Inc.	11,073	555,865
Walt Disney Co.	5,531	533,078
Warner Bros Discovery, Inc. (a)	7,198	197,657
		2,923,283

Consumer Discretionary - 4.6%
Amazon.com, Inc. (a)	201	41,862
AutoZone, Inc. (a)	19	64,178
Carnival Corp.	2,397	62,034
Copart, Inc. (a)	981	32,569
DR Horton, Inc.	386	52,967
eBay, Inc.	1,406	127,974
Ferguson Enterprises, Inc.	740	172,612
Ford Motor Co.	15,566	179,632
Hilton Worldwide Holdings, Inc.	110	33,449
Home Depot, Inc.	3,054	1,004,430
Lennar Corp. - Class B	681	57,286
Lowe's Cos., Inc.	1,896	447,987
Marriott International, Inc. - Class A	103	33,688
McDonald's Corp.	509	158,192
NIKE, Inc. - Class B	2,528	133,529
O'Reilly Automotive, Inc. (a)	706	65,171
Ross Stores, Inc.	409	88,602
Royal Caribbean Cruises Ltd.	336	92,461
Starbucks Corp.	865	77,495
Tesla, Inc. (a)	105	39,034
TKO Group Holdings, Inc.	168	33,877
Ulta Beauty, Inc. (a)	76	39,726
		3,038,755

Consumer Staples - 9.7%
Archer-Daniels-Midland Co.	2,566	186,523
Church & Dwight Co., Inc.	986	92,013
Coca-Cola Co.	13,164	1,001,122
Colgate-Palmolive Co.	1,962	167,221
Dollar General Corp.	430	51,054
Dollar Tree, Inc. (a)	605	66,254
Estee Lauder Cos., Inc. - Class A	662	47,512
Hershey Co.	153	31,807
Kenvue, Inc.	3,750	64,650
Keurig Dr Pepper, Inc.	5,682	149,607
Kraft Heinz Co.	4,093	92,052
Kroger Co.	1,915	138,569
Mondelez International, Inc. - Class A	7,187	414,259
Monster Beverage Corp. (a)	710	51,447
PepsiCo, Inc.	4,442	689,798
Procter & Gamble Co.	9,046	1,306,604
Sysco Corp.	489	34,880
Target Corp.	652	79,022
Tyson Foods, Inc. - Class A	901	57,727
Walmart, Inc.	12,953	1,609,799
		6,331,920

Energy - 8.2%
Baker Hughes Co.	6,448	393,650
ConocoPhillips	8,921	1,177,572
Devon Energy Corp.	5,561	279,829
Diamondback Energy, Inc.	806	159,419
EOG Resources, Inc.	4,908	709,549
EQT Corp.	567	36,084
Kinder Morgan, Inc.	18,205	610,414
ONEOK, Inc.	2,367	213,953
Phillips 66	2,942	535,974
SLB Ltd.	8,271	425,047
Valero Energy Corp.	1,765	436,096
Williams Cos., Inc.	4,773	347,379
		5,324,966

Financials - 22.4%
Aflac, Inc.	2,690	295,120
Allstate Corp.	1,400	290,276
American Express Co.	1,349	408,046
American International Group, Inc.	2,501	188,200
Ameriprise Financial, Inc.	138	61,327
Aon PLC - Class A	724	233,693
Arch Capital Group Ltd. (a)	1,695	162,703
Arthur J Gallagher & Co.	1,078	233,473
Bank of America Corp.	19,478	949,552
Bank of New York Mellon Corp.	2,488	295,151
Blackrock, Inc.	392	376,990
Brown & Brown, Inc.	902	58,819
Capital One Financial Corp.	1,899	346,435
Charles Schwab Corp.	4,503	423,192
Chubb Ltd.	1,706	556,037
Cincinnati Financial Corp.	1,087	171,039
Citigroup, Inc.	5,486	622,167
Citizens Financial Group, Inc.	1,198	71,844
CME Group, Inc.	839	247,799
Fifth Third Bancorp	1,867	86,741
Fiserv, Inc. (a)	1,442	80,464
Goldman Sachs Group, Inc.	894	756,315
Hartford Insurance Group, Inc.	1,064	143,885
Huntington Bancshares, Inc.	6,853	107,249
Intercontinental Exchange, Inc.	1,625	255,580
JPMorgan Chase & Co.	7,819	2,300,037
KeyCorp	4,741	95,057
KKR & Co., Inc.	1,901	175,842
M&T Bank Corp.	821	169,717
Markel Group, Inc. (a)	124	237,345
Marsh & McLennan Cos., Inc.	2,361	409,515
MetLife, Inc.	3,172	224,324
Morgan Stanley	3,373	555,095
Nasdaq, Inc.	839	71,223
Northern Trust Corp.	1,379	192,467
PayPal Holdings, Inc.	1,096	49,572
PNC Financial Services Group, Inc.	1,480	307,973
Principal Financial Group, Inc.	1,458	131,380
Progressive Corp.	2,198	435,732
Prudential Financial, Inc.	1,880	183,657
Raymond James Financial, Inc.	325	47,057
Regions Financial Corp.	4,420	115,450
S&P Global, Inc.	268	113,991
State Street Corp.	578	73,152
Synchrony Financial	732	49,791
T Rowe Price Group, Inc.	682	61,475
Travelers Cos., Inc.	1,048	305,681
Truist Financial Corp.	6,766	311,033
US Bancorp	5,861	304,831
Visa, Inc. - Class A	175	52,892
W R Berkley Corp.	1,397	92,593
Willis Towers Watson PLC	398	115,699
		14,604,678

Health Care - 16.0%
Abbott Laboratories	5,226	536,554
AbbVie, Inc.	5,432	1,181,406
Agilent Technologies, Inc.	290	33,054
Amgen, Inc.	1,584	557,330
Becton Dickinson & Co.	975	153,299
Biogen, Inc. (a)	427	78,282
Bristol-Myers Squibb Co.	5,845	354,499
Cardinal Health, Inc.	841	177,712
Cencora, Inc.	241	75,708
Centene Corp. (a)	1,678	54,938
Cigna Group	1,050	280,088
CVS Health Corp.	4,248	305,091
Danaher Corp.	2,737	518,935
Edwards Lifesciences Corp. (a)	2,023	162,002
Elevance Health, Inc.	859	251,472
Eli Lilly & Co.	86	79,100
GE HealthCare Technologies, Inc.	1,568	111,610
Gilead Sciences, Inc.	3,669	511,349
Humana, Inc.	359	62,247
Intuitive Surgical, Inc. (a)	85	39,184
Johnson & Johnson	7,397	1,808,123
Labcorp Holdings, Inc.	584	155,817
McKesson Corp.	392	339,221
Medline, Inc. (a)	2,706	120,417
Medtronic PLC	4,966	430,304
Merck & Co., Inc.	7,570	910,595
Quest Diagnostics, Inc.	586	114,844
Regeneron Pharmaceuticals, Inc.	343	265,016
STERIS PLC	224	49,533
Stryker Corp.	98	32,202
Thermo Fisher Scientific, Inc.	1,327	652,260
Vertex Pharmaceuticals, Inc. (a)	89	39,742
Waters Corp. (a)	124	36,927
		10,478,861

Industrials - 13.1%
AMETEK, Inc.	1,357	290,886
Amphenol Corp. - Class A	526	66,460
Automatic Data Processing, Inc.	637	129,426
Axon Enterprise, Inc. (a)	91	38,647
Carrier Global Corp.	3,576	201,365
Comfort Systems USA, Inc.	29	39,991
CSX Corp.	4,331	177,787
Deere & Co.	1,051	592,028
Delta Air Lines, Inc.	2,389	158,821
Dover Corp.	553	115,273
Emerson Electric Co.	2,732	357,947
FedEx Corp.	562	200,173
Fortive Corp.	2,521	139,361
HEICO Corp. - Class A	2,123	448,144
Hubbell, Inc.	79	38,768
Illinois Tool Works, Inc.	2,570	668,945
Ingersoll Rand, Inc.	2,972	238,117
Johnson Controls International PLC	2,694	352,779
Keysight Technologies, Inc. (a)	587	165,751
Norfolk Southern Corp.	561	161,007
Otis Worldwide Corp.	1,750	134,890
PACCAR, Inc.	2,157	249,133
Paychex, Inc.	347	31,966
Quanta Services, Inc.	76	41,725
Republic Services, Inc.	1,632	357,441
Rocket Lab Corp. (a)	481	30,890
Rockwell Automation, Inc.	1,129	405,175
Southwest Airlines Co.	2,731	102,604
TE Connectivity PLC	1,730	361,605
Trane Technologies PLC	1,100	458,414
Trimble, Inc. (a)	886	57,794
Union Pacific Corp.	1,438	348,887
United Airlines Holdings, Inc. (a)	1,015	93,451
United Parcel Service, Inc. - Class B	2,058	202,466
United Rentals, Inc.	187	136,241
Veralto Corp.	588	51,991
Vertiv Holdings Co. - Class A	124	31,072
Waste Connections, Inc.	924	150,094
Waste Management, Inc.	1,763	405,120
Westinghouse Air Brake Technologies Corp.	204	50,982
WW Grainger, Inc.	60	65,449
Xylem, Inc.	1,494	178,533
		8,527,599

Materials - 3.9%
Air Products and Chemicals, Inc.	704	204,505
CRH PLC	2,344	246,401
International Flavors & Fragrances, Inc.	791	57,387
International Paper Co.	3,288	117,382
Linde PLC	1,401	694,560
LyondellBasell Industries NV - Class A	4,738	381,693
Martin Marietta Materials, Inc.	90	52,981
Newmont Corp.	5,229	566,039
Nucor Corp.	663	112,113
Packaging Corp. of America	240	50,933
Qnity Electronics, Inc.	299	34,499
		2,518,493

Real Estate - 0.0% (b)
CBRE Group, Inc. - Class A (a)	243	32,917

Technology - 9.8%
Accenture PLC - Class A	1,843	365,448
Apple, Inc.	892	226,381
Applied Materials, Inc.	1,124	384,172
Arista Networks, Inc. (a)	491	60,285
Broadcom, Inc.	301	93,162
Cisco Systems, Inc.	11,903	923,554
Cognizant Technology Solutions Corp. - Class A	943	57,853
Corning, Inc.	2,376	323,065
Dell Technologies, Inc. - Class C	676	110,952
Garmin Ltd.	265	61,483
Hewlett Packard Enterprise Co.	4,792	114,097
HP, Inc.	1,758	33,771
Intel Corp. (a)	10,752	474,486
KLA Corp.	25	36,810
Lam Research Corp.	247	52,774
Microchip Technology, Inc.	809	52,269
Micron Technology, Inc.	3,322	1,122,304
Microsoft Corp.	945	349,811
NVIDIA Corp.	250	43,600
Oracle Corp.	420	61,786
QUALCOMM, Inc.	2,874	370,114
Roper Technologies, Inc.	527	186,484
Salesforce, Inc.	1,174	219,151
Seagate Technology Holdings PLC	110	43,094
Strategy, Inc. - Class A (a)	596	74,381
Texas Instruments, Inc.	1,505	292,181
Veeva Systems, Inc. - Class A (a)	347	60,954
Western Digital Corp.	536	144,983
Zoom Communications, Inc. (a)	583	46,867
		6,386,272

Utilities - 5.0%
American Electric Power Co., Inc.	1,944	254,819
American Water Works Co., Inc.	1,617	220,057
CenterPoint Energy, Inc.	1,507	65,042
Consolidated Edison, Inc.	838	94,845
Dominion Energy, Inc.	3,118	192,755
DTE Energy Co.	489	71,502
Duke Energy Corp.	3,053	399,760
Edison International	931	68,131
Entergy Corp.	1,548	173,933
Eversource Energy	1,765	122,279
Exelon Corp.	1,840	90,197
FirstEnergy Corp.	1,471	74,521
NextEra Energy, Inc.	6,351	589,881
Sempra	2,959	287,526
Southern Co.	4,078	393,608
Vistra Corp.	815	122,519
Xcel Energy, Inc.	868	68,954
		3,290,329
TOTAL COMMON STOCKS (Cost $56,469,240)		63,458,073

REAL ESTATE INVESTMENT TRUSTS - 2.3%	Shares	Value
Real Estate - 2.3%
American Tower Corp.	647	111,659
Crown Castle, Inc.	709	57,649
Digital Realty Trust, Inc.	971	174,984
Extra Space Storage, Inc.	537	70,417
Iron Mountain, Inc.	1,369	139,830
Prologis, Inc.	3,046	402,620
Public Storage	119	32,235
Realty Income Corp.	2,061	126,092
Simon Property Group, Inc.	757	141,203
Ventas, Inc.	1,315	107,541
Welltower, Inc.	329	65,046
Weyerhaeuser Co.	2,860	69,870
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,354,358)		1,499,146

CORPORATE BONDS - 0.3%	Par	Value
Consumer Discretionary - 0.3%
Capital Impact Partners, 4.50%, 06/15/2026	180,000	180,151
TOTAL CORPORATE BONDS (Cost $180,000)		180,151

TOTAL INVESTMENTS - 99.8% (Cost $58,003,598)		65,137,370
Other Assets in Excess of Liabilities - 0.2%		112,281
TOTAL NET ASSETS - 100.0%		$65,249,651

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Praxis Impact Large Cap Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$63,458,073	$–	$–	$63,458,073
Real Estate Investment Trusts	1,499,146	–	–	1,499,146
Corporate Bonds	–	180,151	–	180,151
Total Investments	$64,957,219	$180,151	$–	$65,137,370

Refer to the Schedule of Investments for further disaggregation of investment categories.